Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [Abstract]
Reconciliation of change of reclamation and waste provisions
Reclamation Waste disposal Total
Beginning of year $ 1,126,969 $ 9,405 $ 1,136,374
Changes in estimates and discount rates [note 9]
Capitalized in property, plant and equipment (116,395) - (116,395)
Recognized in earnings [note 9] 22,944 1,564 24,508
Acquisitions [note 6] 2,528 - 2,528
Provisions used during the period (27,159) (1,333) (28,492)
Unwinding of discount [note 20] 28,681 298 28,979
Effect of movements in exchange rates 23,528 - 23,528
End of period $ 1,061,096 $ 9,934 $ 1,071,030
Current $ 46,004 $ 2,301 $ 48,305
Non-current 1,015,092 7,633 1,022,725
$ 1,061,096 $ 9,934 $ 1,071,030

Reclamation provisions	2022 2021 Uranium $ 870,877 $ 900,482 Fuel services 190,219 226,487 Total $ 1,061,096 $ 1,126,969